INCOME TAX (Schedule of Deferred Income Tax) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred income tax assets
Total deferred income tax assets	$ 3,468	$ 4,489
Deferred income tax liabilities
Total deferred income tax liabilities	(39,226)	(38,823)
Net deferred income tax liabilities	(35,758)	(34,334)
Plant and Equipment [Member]
Deferred income tax assets
Total deferred income tax assets	1,001	880
Deferred income tax liabilities
Total deferred income tax liabilities	(1,258)	(829)
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	1,948	3,155
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	519	454
Mineral rights and properties [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(37,601)	(37,465)
Unrealized gain on investments [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(65)	(365)
Other taxable temporary difference [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	$ (302)	$ (164)